Basis of Preparation - Schedule of Principal of Wholly Owned Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Collective Mining Limited [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country of incorporation	Bermuda
Nature of business	Exploration
Minerals Provenza SAS [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country of incorporation	Colombia
Nature of business	Intermediate holding company
Minera Campana SAS [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country of incorporation	Colombia
Nature of business	Exploration